UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22336

Investment Company Act File Number:

Large-Cap Core Research Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Core Research Portfolio

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Aerospace & Defense — 2.7%
Boeing Co. (The)	30,176	$3,545,680
United Technologies Corp.	20,583	2,219,259

		$5,764,939

Airlines — 1.5%
Delta Air Lines, Inc.	78,322	$1,847,616
United Continental Holdings, Inc.(1)	45,704	1,403,570

		$3,251,186

Auto Components — 1.1%
TRW Automotive Holdings Corp.(1)	31,675	$2,258,744

		$2,258,744

Automobiles — 1.1%
Volkswagen AG	10,724	$2,432,801

		$2,432,801

Beverages — 2.9%
Anheuser-Busch InBev NV ADR	16,999	$1,686,301
Beam, Inc.	27,687	1,789,964
PepsiCo, Inc.	33,760	2,683,920

		$6,160,185

Biotechnology — 3.3%
Celgene Corp.(1)	17,957	$2,764,121
Gilead Sciences, Inc.(1)	67,488	4,240,946

		$7,005,067

Capital Markets — 2.8%
Invesco, Ltd.	85,425	$2,725,057
Morgan Stanley	117,366	3,163,014

		$5,888,071

Chemicals — 2.9%
LyondellBasell Industries NV, Class A	30,148	$2,207,738
Monsanto Co.	21,679	2,262,637
PPG Industries, Inc.	9,879	1,650,386

		$6,120,761

Commercial Banks — 2.0%
Regions Financial Corp.	225,528	$2,088,389
SunTrust Banks, Inc.	67,446	2,186,600

		$4,274,989

Communications Equipment — 1.2%
F5 Networks, Inc.(1)	29,180	$2,502,477

		$2,502,477

Computers & Peripherals — 5.7%
Apple, Inc.(2)	11,215	$5,346,751
Hewlett-Packard Co.	147,952	3,104,033
NCR Corp.(1)	91,582	3,627,563

		$12,078,347

Consumer Finance — 1.0%
American Express Co.	27,681	$2,090,469

		$2,090,469

Security	Shares	Value
Diversified Financial Services — 5.9%
Bank of America Corp.	291,508	$4,022,811
Citigroup, Inc.	82,535	4,003,773
JPMorgan Chase & Co.	86,273	4,459,451

		$12,486,035

Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	63,641	$2,969,489

		$2,969,489

Electric Utilities — 2.0%
Edison International	44,538	$2,051,420
NextEra Energy, Inc.	26,805	2,148,689

		$4,200,109

Electrical Equipment — 1.3%
Emerson Electric Co.	44,002	$2,846,929

		$2,846,929

Electronic Equipment, Instruments & Components — 1.5%
Corning, Inc.	222,889	$3,251,951

		$3,251,951

Energy Equipment & Services — 2.1%
Cameron International Corp.(1)	33,172	$1,936,250
Frank’s International NV(1)	81,721	2,445,909

		$4,382,159

Food & Staples Retailing — 1.1%
Whole Foods Market, Inc.	41,124	$2,405,754

		$2,405,754

Food Products — 3.4%
General Mills, Inc.	40,532	$1,942,293
Hershey Co. (The)	19,332	1,788,210
Mondelez International, Inc., Class A	110,787	3,480,928

		$7,211,431

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	72,261	$2,398,342
Covidien PLC	39,105	2,383,059
Stryker Corp.	33,739	2,280,419

		$7,061,820

Health Care Providers & Services — 1.8%
Express Scripts Holding Co.(1)	60,616	$3,744,856

		$3,744,856

Hotels, Restaurants & Leisure — 1.7%
Marriott International, Inc., Class A	36,222	$1,523,497
McDonald’s Corp.	21,997	2,116,332

		$3,639,829

Household Products — 0.8%
Colgate-Palmolive Co.	27,973	$1,658,799

		$1,658,799

Industrial Conglomerates — 1.6%
Danaher Corp.	24,770	$1,717,056
General Electric Co.	68,392	1,633,885

		$3,350,941

Insurance — 2.1%
Aflac, Inc.	31,433	$1,948,532
MetLife, Inc.	53,902	2,530,699

		$4,479,231

Security	Shares	Value
Internet & Catalog Retail — 1.6%
Amazon.com, Inc.(1)	6,017	$1,881,155
Netflix, Inc.(1)	5,138	1,588,721

		$3,469,876

Internet Software & Services — 4.7%
eBay, Inc.(1)	41,814	$2,332,803
Facebook, Inc., Class A(1)	59,359	2,982,196
Google, Inc., Class A(1)	5,322	4,661,593

		$9,976,592

IT Services — 2.2%
Accenture PLC, Class A	29,145	$2,146,238
Visa, Inc., Class A	13,095	2,502,454

		$4,648,692

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	35,182	$1,803,078

		$1,803,078

Machinery — 2.1%
Caterpillar, Inc.	37,251	$3,105,616
Deere & Co.	17,746	1,444,347

		$4,549,963

Media — 3.2%
Comcast Corp., Class A	61,635	$2,782,820
Time Warner, Inc.	24,248	1,595,761
Walt Disney Co. (The)	38,085	2,456,102

		$6,834,683

Metals & Mining — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	50,775	$1,679,637

		$1,679,637

Multi-Utilities — 1.2%
Sempra Energy	28,948	$2,477,949

		$2,477,949

Multiline Retail — 1.9%
Dollar General Corp.(1)	40,880	$2,308,085
Macy’s, Inc.	42,934	1,857,754

		$4,165,839

Oil, Gas & Consumable Fuels — 7.7%
Chevron Corp.	21,607	$2,625,250
Concho Resources, Inc.(1)	25,928	2,821,226
Marathon Oil Corp.	69,322	2,417,951
Occidental Petroleum Corp.	54,681	5,114,861
Phillips 66	35,725	2,065,620
Range Resources Corp.	17,797	1,350,614

		$16,395,522

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	24,953	$1,744,215

		$1,744,215

Pharmaceuticals — 3.6%
Pfizer, Inc.	197,891	$5,681,450
Roche Holding AG ADR	29,771	2,010,436

		$7,691,886

Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.	33,253	$2,465,045
AvalonBay Communities, Inc.	13,375	1,699,829
Simon Property Group, Inc.	12,076	1,790,025

		$5,954,899

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 1.5%
NXP Semiconductors NV(1)	84,159	$3,131,556

		$3,131,556

Software — 1.5%
Microsoft Corp.	49,237	$1,640,085
Oracle Corp.	47,431	1,573,286

		$3,213,371

Specialty Retail — 3.7%
AutoNation, Inc.(1)	33,000	$1,721,610
Home Depot, Inc. (The)	26,771	2,030,580
Ross Stores, Inc.	37,352	2,719,226
Urban Outfitters, Inc.(1)	38,384	1,411,380

		$7,882,796

Total Common Stocks — 98.3% (identified cost $163,914,720)		$209,137,923

Short-Term Investments — 1.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(3)	$3,298	$3,297,863

Total Short-Term Investments (identified cost $3,297,863)		$3,297,863

Total Investments — 99.9% (identified cost $167,212,583)		$212,435,786

Put Options Written — (0.1)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
American Tower Corp.	216	$72.50	10/19/13	$(16,200)
EOG Resources, Inc.	92	155.00	11/16/13	(22,908)
Pier 1 Imports, Inc.	255	19.00	10/19/13	(8,925)
Pier 1 Imports, Inc.	260	20.00	10/19/13	(22,100)
T-Mobile US, Inc.	321	25.00	10/11/13	(8,507)

Total Put Options Written (premiums received $65,152)				$(78,640)

Other Assets, Less Liabilities — 0.2%				$363,034

Net Assets — 100.0%				$212,720,180

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Security (or a portion thereof) has been pledged as collateral for written option contracts.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2013 was $958.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$168,846,097

Gross unrealized appreciation	$45,664,913
Gross unrealized depreciation	(2,075,224)

Net unrealized appreciation	$43,589,689

Written options activity for the fiscal year to date ended September 30, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	646	$175,304
Options written	14,896	1,171,597
Options terminated in closing purchase transactions	(4,544)	(416,891)
Options exercised	(1,304)	(129,153)
Options expired	(8,550)	(735,705)

Outstanding, end of period	1,144	$65,152

At September 30, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into option transactions or a combination of option transactions on individual securities to seek return and/or to seek to reduce the Fund’s exposure to a decline in the stock price.

At September 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $78,640.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$28,251,766	$2,432,801		$—	$30,684,567
Consumer Staples	19,180,384	—		—	19,180,384
Energy	20,777,681	—		—	20,777,681
Financials	35,173,693	—		—	35,173,693
Health Care	27,306,708	—		—	27,306,708
Industrials	19,763,959	—		—	19,763,959
Information Technology	38,802,986	—		—	38,802,986
Materials	7,800,398	—		—	7,800,398
Telecommunication Services	2,969,489	—		—	2,969,489
Utilities	6,678,058	—		—	6,678,058
Total Common Stocks	$206,705,122	$2,432,801	*	$—	$209,137,923
Short-Term Investments	$—	$3,297,863		$—	$3,297,863
Total Investments	$206,705,122	$5,730,664		$—	$212,435,786

Liability Description
Put Options Written	$(78,640)	$—		$—	$(78,640)
Total	$(78,640)	$—		$—	$(78,640)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Core Research Portfolio

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	November 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 25, 2013